SITE CLOSURE PROVISIONS - Changes in site closure provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in site closure provisions
Beginning balance	$ 8,261	$ 5,460
Acquisition of Gold Standard		1,603
Changes in cost estimates	(1,376)	351
Change in estimated cash flows resulting from current activities		427
Remediation activities conducted during the year		(88)
Accretion during the year (note 7(b))	539	508
Ending balance	7,424	8,261
Camino Rojo
Changes in site closure provisions
Beginning balance	6,301	5,117
Changes in cost estimates	(1,996)	351
Change in estimated cash flows resulting from current activities		427
Remediation activities conducted during the year		(88)
Accretion during the year (note 7(b))	521	494
Ending balance	4,826	6,301
Nevada projects
Changes in site closure provisions
Beginning balance	1,617
Acquisition of Gold Standard		1,603
Changes in cost estimates	463
Accretion during the year (note 7(b))	18	14
Ending balance	2,098	1,617
Cerro Quema Project
Changes in site closure provisions
Beginning balance	343	343
Changes in cost estimates	157
Ending balance	$ 500	$ 343